FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2026:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,085	$3,085
Accounts receivable and other	—	—	8,394	8,394
Financial assets (current and non-current)(1)	672	21	277	970
Total	$672	$21	$11,756	$12,449

Financial liabilities
Corporate borrowings	$—	$—	$5,263	$5,263
Non-recourse borrowings (current and non-current)	—	—	57,202	57,202
Accounts payable and other	—	—	4,992	4,992
Financial liabilities (current and non-current)(1)	567	—	2,841	3,408
Lease liabilities	—	—	4,305	4,305
Preferred shares(2)	—	—	20	20
Total	$567	$—	$74,623	$75,190
1.Derivative instruments which are elected for hedge accounting totaling $301 million are included in financial assets and $271 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,201	$3,201
Accounts receivable and other	—	—	8,445	8,445
Financial assets (current and non-current)(1)	753	28	224	1,005
Total	$753	$28	$11,870	$12,651

Financial liabilities
Corporate borrowings	$—	$—	$4,947	$4,947
Non-recourse borrowings (current and non-current)	—	—	59,551	59,551
Accounts payable and other	—	—	5,162	5,162
Financial liabilities (current and non-current)(1)	689	—	2,735	3,424
Lease liabilities	—	—	4,584	4,584
Preferred shares(2)	—	—	20	20
Total	$689	$—	$76,999	$77,688
1.Derivative instruments which are elected for hedge accounting totaling $267 million are included in financial assets and $471 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2026:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,085	$3,085
Accounts receivable and other	—	—	8,394	8,394
Financial assets (current and non-current)(1)	672	21	277	970
Total	$672	$21	$11,756	$12,449

Financial liabilities
Corporate borrowings	$—	$—	$5,263	$5,263
Non-recourse borrowings (current and non-current)	—	—	57,202	57,202
Accounts payable and other	—	—	4,992	4,992
Financial liabilities (current and non-current)(1)	567	—	2,841	3,408
Lease liabilities	—	—	4,305	4,305
Preferred shares(2)	—	—	20	20
Total	$567	$—	$74,623	$75,190
1.Derivative instruments which are elected for hedge accounting totaling $301 million are included in financial assets and $271 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,201	$3,201
Accounts receivable and other	—	—	8,445	8,445
Financial assets (current and non-current)(1)	753	28	224	1,005
Total	$753	$28	$11,870	$12,651

Financial liabilities
Corporate borrowings	$—	$—	$4,947	$4,947
Non-recourse borrowings (current and non-current)	—	—	59,551	59,551
Accounts payable and other	—	—	5,162	5,162
Financial liabilities (current and non-current)(1)	689	—	2,735	3,424
Lease liabilities	—	—	4,584	4,584
Preferred shares(2)	—	—	20	20
Total	$689	$—	$76,999	$77,688
1.Derivative instruments which are elected for hedge accounting totaling $267 million are included in financial assets and $471 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to subsidiaries of Brookfield.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at June 30, 2026, and December 31, 2025:

	June 30, 2026		December 31, 2025
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$3,085	$3,085	$3,201	$3,201
Accounts receivable and other	8,394	8,394	8,445	8,445
Financial assets (current and non-current)	970	970	1,005	1,005
Total	$12,449	$12,449	$12,651	$12,651

Financial liabilities
Corporate borrowings(1)	$5,263	$5,255	$4,947	$4,916
Non-recourse borrowings (current and non-current)(2)	57,202	56,791	59,551	59,386
Accounts payable and other	4,992	4,992	5,162	5,162
Financial liabilities (current and non-current)	3,408	3,408	3,424	3,424
Preferred shares(3)	20	20	20	20
Total	$70,885	$70,466	$73,104	$72,908
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2026	December 31, 2025
Marketable securities	Level 1(1)	$20	$105
Foreign currency forward contracts	Level 2(2)
Financial asset		$48	$24
Financial liability		80	95
Interest rate swaps & other	Level 2(2)
Financial asset		$491	$385
Financial liability		331	429
Other contracts	Level 3(3)
Financial asset		$135	$267
Financial liability		156	165
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and interest rates.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2026, and December 31, 2025:

	June 30, 2026		December 31, 2025
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$3,085	$3,085	$3,201	$3,201
Accounts receivable and other	8,394	8,394	8,445	8,445
Financial assets (current and non-current)	970	970	1,005	1,005
Total	$12,449	$12,449	$12,651	$12,651

Financial liabilities
Corporate borrowings(1)	$5,263	$5,255	$4,947	$4,916
Non-recourse borrowings (current and non-current)(2)	57,202	56,791	59,551	59,386
Accounts payable and other	4,992	4,992	5,162	5,162
Financial liabilities (current and non-current)	3,408	3,408	3,424	3,424
Preferred shares(3)	20	20	20	20
Total	$70,885	$70,466	$73,104	$72,908
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2026	December 31, 2025
Marketable securities	Level 1(1)	$20	$105
Foreign currency forward contracts	Level 2(2)
Financial asset		$48	$24
Financial liability		80	95
Interest rate swaps & other	Level 2(2)
Financial asset		$491	$385
Financial liability		331	429
Other contracts	Level 3(3)
Financial asset		$135	$267
Financial liability		156	165
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and interest rates.